Statement of Stockholders Equity (CAD)	SHARES [Member]	OBLIGATION TO ISSUE SHARES [Member]	ADDITIONAL PAID-IN CAPITAL [Member]	DEFICIT ACCUMULATED DURING THE EXPLORATION STAGE [Member]	Total
Beginning Balance at Jun. 15, 1995
Share issued for cash	1				1
Share issued for cash (Shares)	1
Loss for the year				(38,624)	(38,624)
Ending Balance at Dec. 31, 1995	1			(38,624)	(38,623)
Ending Balance (Shares) at Dec. 31, 1995	1
Share issued for cash	276,500				276,500
Share issued for cash (Shares)	913,000
Loss for the year				(210,592)	(210,592)
Ending Balance at Dec. 31, 1996	276,501			(249,216)	27,285
Ending Balance (Shares) at Dec. 31, 1996	913,001
Loss for the year				(74,529)	(74,529)
Ending Balance at Dec. 31, 1997	276,501			(323,745)	(47,244)
Ending Balance (Shares) at Dec. 31, 1997	913,001
Loss for the year				(60,148)	(60,148)
Ending Balance at Dec. 31, 1998	276,501			(383,893)	(107,392)
Ending Balance (Shares) at Dec. 31, 1998	913,001
Loss for the year				(70,046)	(70,046)
Ending Balance at Dec. 31, 1999	276,501			(453,939)	(177,438)
Ending Balance (Shares) at Dec. 31, 1999	913,001
Loss for the year				(66,855)	(66,855)
Ending Balance at Dec. 31, 2000	276,501			(520,794)	(244,293)
Ending Balance (Shares) at Dec. 31, 2000	913,001
Loss for the year				(58,749)	(58,749)
Ending Balance at Dec. 31, 2001	276,501			(579,543)	(303,042)
Ending Balance (Shares) at Dec. 31, 2001	913,001
Forgiveness of amounts due to related party			200,671		200,671
Loss for the year				(59,428)	(59,428)
Ending Balance at Dec. 31, 2002	276,501		200,671	(638,971)	(161,799)
Beginning Balance (Shares) at Dec. 31, 2002	913,001
April 25, 2003 shares issued for mineral property	60,000				60,000
April 25, 2003 shares issued for mineral property (Shares)	600,000
Loss for the year				(319,515)	(319,515)
Ending Balance at Dec. 31, 2003	336,501		200,671	(958,486)	(421,314)
Ending Balance (Shares) at Dec. 31, 2003	1,513,001
February 5, 2004 shares issued for cash at $2.20 per share	219,450				219,450
February 5, 2004 shares issued for cash at $2.20 per share (Shares)	99,750
February 5, 2004 deferred tax recovery on 10,800 flow-through shares	(2,376)				(2,376)
June 8, 2004 shares issued for cash at $4.04 per share	282,331				282,331
June 8, 2004 shares issued for cash at $4.04 per share (Shares)	69,800
August 24, 2004 stock options exercised at $3.30 per share	32,983				32,983
August 24, 2004 stock options exercised at $3.30 per share (Shares)	10,000
December 31, 2004 shares issued for cash at $1.80 per share inclusive of 13,250 shares as finders fees	510,876				510,876
December 31, 2004 shares issued for cash at $1.80 per share inclusive of 13,250 shares as finders fees (Shares)	294,800
August 24, 2004 shares issued for mineral property database at $3.90 per share	58,788				58,788
August 24, 2004 shares issued for mineral property database at $3.90 per share (Shares)	15,000
September 24, 2004 shares returned on cancellation of escrow	(7,500)		7,500
September 24, 2004 shares returned on cancellation of escrow (Shares)	(375,000)
Stock based compensation			421,000		421,000
Loss for the year				(956,446)	(956,466)
Ending Balance at Dec. 31, 2004	1,431,053		629,171	(1,914,932)	145,292
Ending Balance (Shares) at Dec. 31, 2004	1,627,351
January 6, 2005, refund for overpayment in 2004 private placement	(3,000)				(3,000)
March 21, 2005, shares issued for property acquisition at US $3.00 per share	45,604				45,604
March 21, 2005, shares issued for property acquisition at US $3.00 per share (Shares)	12,500
Sept. 22, 2005, flow-through shares Issued at $2.00 per share	59,000				59,000
Sept. 22, 2005, flow-through shares Issued at $2.00 per share (Shares)	29,500
September, 2005, deferred tax recovery on 29,500 flow-through shares	(20,119)				(20,119)
Sept. 22, 2005, units issued at US $1.50 per unit	97,152				97,152
Sept. 22, 2005, units issued at US $1.50 per unit (Shares)	55,000
Oct. 7, 2005, units issued at US $1.10 per unit	165,154				165,154
Oct. 7, 2005, units issued at US $1.10 per unit (Shares)	127,500
Oct.-Dec 2005, shares issued on exercise of stock options at US $1.50 per share	44,147				44,147
Oct.-Dec 2005, shares issued on exercise of stock options at US $1.50 per share (Shares)	25,000
Oct. 2005, shares issued on exercise of warrants at $3.00 per share	15,000				15,000
Oct. 2005, shares issued on exercise of warrants at $3.00 per share (Shares)	5,000
Nov. 17, 2005, units issued at US $1.50 per share inclusive of 20,000 shares finders fees	944,800				944,800
Nov. 17, 2005, units issued at US $1.50 per share inclusive of 20,000 shares finders fees (Shares)	553,334
Stock based compensation			163,400		163,400
Forgiveness of amounts due to related party			102,327		102,327
Obligation to issue shares		8,638,667			8,638,667
Loss for the year				(10,068,841)	(10,068,841)
Ending Balance at Dec. 31, 2005	2,778,791	8,638,667	894,898	(11,983,773)	328,583
Ending Balance (Shares) at Dec. 31, 2005	2,435,185
January 3, 2006, shares issued for property acquisition at a market price of US $1.50 per share	8,638,667	(8,638,667)
January 3, 2006, shares issued for property acquisition at a market price of US $1.50 per share (Shares)	4,888,889
Jan.-Aug. 2006, shares issued on exercise of stock options at US $1.50 per share	69,317				69,317
Jan.-Aug. 2006, shares issued on exercise of stock options at US $1.50 per share (Shares)	41,000
February 2006, shares issued on exercise of warrants at $3.00 per share	223,350				223,350
February 2006, shares issued on exercise of warrants at $3.00 per share (Shares)	74,450
March 7, 2006, shares issued for property acquisition at US $3.60 per share	51,772				51,772
March 7, 2006, shares issued for property acquisition at US $3.60 per share (Shares)	12,500
May 24, 2006, shares issued for flow-through private placement at US $2.50 per share	93,585				93,585
May 24, 2006, shares issued for flow-through private placement at US $2.50 per share (Shares)	34,000
Aug.-Nov. 2006, shares issued on exercise of warrants at US $2.50 per share	269,149				269,149
Aug.-Nov. 2006, shares issued on exercise of warrants at US $2.50 per share (Shares)	95,500
Dec. 2006, shares issued for flow- through private placement at $2.30 per share	46,000				46,000
Dec. 2006, shares issued for flow- through private placement at $2.30 per share (Shares)	20,000
Deferred tax recovery on 54,000 flow-through shares	(44,667)				(44,667)
Stock based compensation			2,027,384		2,027,384
Loss for the year				(2,973,161)	(2,973,161)
Ending Balance at Dec. 31, 2006	12,125,964		2,922,282	(14,956,934)	91,312
Ending Balance (Shares) at Dec. 31, 2006	7,601,524
March 12, 2007, shares issued for Property option payment at market price of US$3.00 per share	175,530				175,530
March 12, 2007, shares issued for Property option payment at market price of US$3.00 per share (Shares)	50,000
March 27, 2007, shares issued for options exercise at US$1.50 per share	8,760				8,760
March 27, 2007, shares issued for options exercise at US$1.50 per share (Shares)	5,000
March 31, 2007, shares issued for Private Placement at US$1.50 per share net of finders fee of $4,537	41,647				41,647
March 31, 2007, shares issued for Private Placement at US$1.50 per share net of finders fee of $4,537 (Shares)	26,669
April 3, 2007, shares issued for Options exercise at US$1.50 per share	8,507				8,507
April 3, 2007, shares issued for Options exercise at US$1.50 per share (Shares)	5,000
June 18, 2007, shares issued for debt at US$2.00 per share	23,306				23,306
June 18, 2007, shares issued for debt at US$2.00 per share (Shares)	10,000
Stock based compensation			113,074		113,074
Loss for the year				(598,783)	(598,783)
Ending Balance at Dec. 31, 2007	12,383,714		3,035,356	(15,555,717)	(136,647)
Ending Balance (Shares) at Dec. 31, 2007	7,698,193
Loss for the year				(414,840)	(414,840)
Ending Balance at Dec. 31, 2008	12,383,714		3,035,356	(15,970,557)	(551,487)
Beginning Balance (Shares) at Dec. 31, 2008	7,698,193
Subscriptions received		26,375			26,375
June 22, 2009, shares issued for Private Placement at US$0.15 per share	683,057				683,057
June 22, 2009, shares issued for Private Placement at US$0.15 per share (Shares)	4,037,500
July 24, 2009, shares returned to treasury in exchange for US$85,000 cash payment	(95,753)				(95,753)
July 24, 2009, shares returned to treasury in exchange for US$85,000 cash payment (Shares)	(4,500,000)
December 16, 2009, shares issued For amendment to property option agreement at a market price of US$0.395 per s	62,260	62,260			124,520
December 16, 2009, shares issued For amendment to property option agreement at a market price of US$0.395 per s (Shares)	150,000
Transfer derivative liability for warrants granted in the year	(339,311)				(339,311)
Warrants exercise at US$0.20 per share during the year	74,692				74,692
Warrants exercise at US$0.20 per share during the year (Shares)	353,000
Transfer derivative liability for warrants exercised in the year	59,689				59,689
Stock based compensation			228,510		228,510
Loss for the year				(1,092,043)	(1,092,043)
Ending Balance at Dec. 31, 2009	12,828,348	88,635	3,263,866	(17,062,600)	(881,751)
Ending Balance (Shares) at Dec. 31, 2009	7,738,693
February 3, 2010, shares issued For amendment to property option agreement at a market price of US$0.395 per	62,260	(62,260)
February 3, 2010, shares issued For amendment to property option agreement at a market price of US$0.395 per (Shares)	150,000
February 18, 2010, shares issued for Private Placement at US$0.15 per share, net of finance fee	247,214	(26,375)			220,839
February 18, 2010, shares issued for Private Placement at US$0.15 per share, net of finance fee (Shares)	1,613,162
Transfer derivative liability for warrants granted in the year	(125,435)				(125,435)
Warrants exercise at US$0.20 per share during the year	159,620				159,620
Warrants exercise at US$0.20 per share during the year (Shares)	766,248
Transfer derivative liability for warrants exercised in the year	134,800				134,800
Loss for the year				263,194	263,194
Ending Balance at Dec. 31, 2010	13,306,807		3,263,866	(16,799,406)	(228,733)
Ending Balance (Shares) at Dec. 31, 2010	10,268,103
February 22, 2011, shares issued for Property option payment at US$0.15 per share market price	15,000				15,000
February 22, 2011, shares issued for Property option payment at US$0.15 per share market price (Shares)	100,000
Loss for the year				(189,503)	(189,503)
Ending Balance at Dec. 31, 2011	13,321,807		3,263,866	(16,988,909)	(403,236)
Ending Balance (Shares) at Dec. 31, 2011	10,368,103